Net Loss per Share	9 Months Ended
Mar. 31, 2012
Net Loss per Share
Net Loss per Share

12. Net Loss per Share

        Accounting standards established by the FASB requires the presentation of the basic net income (loss) per common share and diluted net income (loss) per common share. Basic net income (loss) per common share excludes any dilutive effects of options and convertible securities. Dilutive net (loss) per common share is the same as basic net (loss) per common share since the effect of potentially dilutive securities are antidilutive.

        The following table sets forth the computation and reconciliation of net loss per share:

	Fiscal Year Ended June 30,
			Nine Months Ended March 31, 2011	Nine Months Ended March 31, 2012
	2010	2011
				(unaudited)
	(in thousands)
Consolidated Net loss	$(2,741)	$(6,975)	$(4,329)	$(10,910)
Basic and dilutive:
Weighted average shares outstanding:	7,097	8,084	8,087	8,742
Basic and diluted:
Net loss per share	$(0.39)	$(0.86)	$(0.54)	$(1.25)

        Potentially anti-dilutive stock options were excluded in the dilutive loss per common share calculation for the years ended June 30, 2010 and 2011 and the nine months ended March 31, 2010 and 2011.